Commitments and Contingencies - Additional Information (Detail) $ in Thousands, NZD in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NZD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 NZD	Apr. 13, 2013 USD ($)	Nov. 28, 2011 USD ($)
Loss Contingencies [Line Items]
Aggregate rental expense for operating leases			$ 19,600	$ 16,200	$ 15,400
Committed for advertising			19,000	21,300	$ 23,100
Nueva Tel
Loss Contingencies [Line Items]
Ligation assessed	$ 4,500		4,500	$ 200				$ 2,200
Ligation accrued	2,200		2,200
2degrees | NEW ZEALAND | Maximum
Loss Contingencies [Line Items]
Licenses Contract price									$ 9,200
2degrees | NEW ZEALAND | Handset
Loss Contingencies [Line Items]
Purchase commitment, amount	185,853		185,853			$ 235,900	NZD 341.0
Committed for advertising	900	NZD 1.3
2degrees | NEW ZEALAND | Huawei
Loss Contingencies [Line Items]
Purchase commitment, amount	1,900		1,900
Contractual Obligation	19,337		19,337
2degrees | NEW ZEALAND | Tech Mahindra
Loss Contingencies [Line Items]
Purchase commitment, amount	5,800		5,800
2degrees | NEW ZEALAND | Other Commitments
Loss Contingencies [Line Items]
Purchase commitment, amount	9,400		9,400
Nokia | BOLIVIA
Loss Contingencies [Line Items]
Purchase commitment, amount	5,600		5,600
Nokia | BOLIVIA | Other Commitments
Loss Contingencies [Line Items]
Purchase commitment, amount	$ 17,200		$ 17,200